NOTES PAYABLE	3 Months Ended
Sep. 30, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 7 – NOTES PAYABLE

As of September 30, 2023 and June 30, 2023, the Company owed Kok Chee Lee, the former CEO and Director of the Company, $42,651 and $42,651, respectively for operating expenses he paid on behalf of the Company during the year ended June 30, 2018. The borrowing is unsecured, non-interest-bearing and due on demand.

On June 1, 2018, the Company executed a promissory note in the amount of $32,000 with the former Secretary of the Board for $30,128 of accrued expenses for services previously provided and an additional $1,872 for services rendered. The note is unsecured, bears interest at 5% per annum and matures on December 1, 2018. As of September 30, 2023 and June 30, 2023, there is $8,562 and $6,562, respectively, of accrued interest due on the note. The note is past due and in default.

As of September 30, 2023 and June 30, 2023, the Company owes various other individuals and entities $153,200 and $127,400, respectively. All the loans are non-interest bearing and due on demand.